Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	15.00%
Percentage of preferential tax rate	15.00%
Percentage of reduced EIT rate	15.00%
Accrued withholding tax			$ 147,982
Undistributed earnings
Unrecognized tax benefit	4,604,263	3,880,945	2,780,674	$ 2,442,085
Deferred tax assets relating to tax losses carry forward	2,562,138	2,685,639	2,649,114
Unrecognized tax benefits with deferred tax	$ 2,594,061	2,685,639	2,759,465
Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate	16.50%
Net operating loss carry forwards	$ 2,422,776
Singapore [Member]
Taxes [Line Items]
Statutory income tax rate	17.00%
Net operating loss carry forwards	$ 3,001,315
Mainland China [Member]
Taxes [Line Items]
Statutory income tax rate	15.00%
Preferential tax rates	25.00%
Reduced EIT rate	15.00%
Net operating loss carry forwards	$ 13,750,826
Minimum [Member]
Taxes [Line Items]
Income tax penalty and interest	0	0	0
Maximum [Member]
Taxes [Line Items]
Income tax penalty and interest	$ 353,561	$ 264,789	$ 368,123